STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings (Deficit) [Member]	Total
Balance at Dec. 31, 2017	$ 10,950	$ 4,183,129	$ (3,834,946)	$ 359,133
Balance (in shares) at Dec. 31, 2017	10,950,000
Net income (loss) for the year	$ 0	0	(5,603)	(5,603)
Balance at Dec. 31, 2018	$ 10,950	4,183,129	(3,840,549)	353,530
Balance (in shares) at Dec. 31, 2018	10,950,000
Net income (loss) for the year	$ 0	0	34,894	34,894
Balance at Dec. 31, 2019	$ 10,950	4,183,129	(3,805,655)	388,424
Balance (in shares) at Dec. 31, 2019	10,950,000
Net income (loss) for the year	$ 0	0	(45,570)	(45,570)
Balance at Dec. 31, 2020	$ 10,950	$ 4,183,129	$ (3,851,225)	$ 342,854
Balance (in shares) at Dec. 31, 2020	10,950,000